COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Disclosure of commitments and contingencies

	Total	1 year	2-3 years	4-5 years	Thereafter
Operating lease payments	$32	$32	$—	$—	$—
Drilling services	710	710	—	—	—
Equipment purchases	1,420	1,420	—	—	—
Total commitments	$2,162	$2,162	$—	$—	$—